Investment Risks - Blue Chip Investor Fund	May 01, 2026
Risks in General
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Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You may lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global coronavirus pandemic); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Common Stocks
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Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Medium-Sized Companies
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Risks of Medium-Sized Companies

To the extent the Fund invests in the stocks of medium-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Medium-sized companies may experience higher failure rates than do larger companies.

Sector Risk
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Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times such as the information technology sector and financial services sector. Information technology companies face intense competition and potentially rapid product obsolescence. Financial sector companies are often subject to extensive governmental regulation and the potential for additional burdensome regulation.

Foreign Risk
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Foreign Risk.

Investments in securities of foreign issuers can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Borrowing Risk
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Borrowing Risk

The Fund may borrow money in an amount not exceeding 33 1/3% of the Fund’s total assets. Borrowing magnifies the potential for gain or loss of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund’s net asset value. This is the speculative factor known as leverage.

Management Risk
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Risk [Text Block]	Management Risk The Adviser’s strategy may fail to produce the intended results.
Risk Lose Money [Member]
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Risk [Text Block]	You may lose money by investing in the Fund.
Risk Nondiversified Status [Member]
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Risk of Non-Diversification

The Fund is non-diversified, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.